Segmental information (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Schedule of segmental information for the consolidated income statement - continuing operations	(a) Segmental information for the consolidated income statement

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million	$ million
2024
Sales	8,514	8,024	6,320	2,432	2,478	3,551	(3,551)	27,768	123	27,891
Net sales
At budgeted exchange rates(1)	7,897	4,405	3,860	1,702	2,162	3,455	(3,353)	20,128	118	20,246
Acquisitions and disposals	2	30	30	—	131	—	—	193	—	193
SC&P allocation	12	65	12	11	2	(102)	—	—	—	—
Retranslation to actual exchange rates	(3)	(59)	(85)	105	(539)	198	(198)	(581)	5	(576)
Hyperinflation	—	363	—	21	22	—	—	406	—	406
Net sales	7,908	4,804	3,817	1,839	1,778	3,551	(3,551)	20,146	123	20,269
Operating profit/(loss)
At budgeted exchange rates(1)	2,992	1,370	1,121	527	448	(40)	—	6,418	(343)	6,075
Acquisitions and disposals	(12)	(14)	7	—	27	—	—	8	—	8
SC&P allocation	(5)	(22)	(7)	(5)	(1)	40	—	—	—	—
Fair value remeasurements	128	27	—	(16)	—	—	—	139	—	139
Retranslation to actual exchange rates	133	26	(58)	(5)	(332)	—	—	(236)	(23)	(259)
Hyperinflation	—	(8)	—	1	(11)	—	—	(18)	—	(18)
Operating profit/(loss) before exceptional items	3,236	1,379	1,063	502	131	—	—	6,311	(366)	5,945
Exceptional operating items(2)	(197)	(122)	375	—	—	—	—	56	—	56
Operating profit/(loss)	3,039	1,257	1,438	502	131	—	—	6,367	(366)	6,001
Non-operating items										(70)
Net finance charges										(885)
Share of after tax results of associates and joint ventures										414
Profit before taxation										5,460

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million
2023
Sales	8,859	7,245	6,484	2,714	2,864	3,687	(3,687)	28,166	104	28,270
Net sales
At budgeted exchange rates(1)	8,109	4,526	4,134	2,200	2,186	3,943	(3,854)	21,244	115	21,359
Acquisitions and disposals	27	27	48	3	138	—	—	243	—	243
SC&P allocation	10	52	11	12	4	(89)	—	—	—	—
Retranslation to actual exchange rates	(37)	(537)	(352)	(56)	(289)	(167)	167	(1,271)	(11)	(1,282)
Hyperinflation	—	235	—	—	—	—	—	235	—	235
Net sales	8,109	4,303	3,841	2,159	2,039	3,687	(3,687)	20,451	104	20,555
Operating profit/(loss)
At budgeted exchange rates(1)	3,132	1,441	1,187	800	466	(42)	—	6,984	(392)	6,592
Acquisitions and disposals	(23)	(19)	7	—	37	—	—	2	(8)	(6)
SC&P allocation	3	(31)	(7)	(4)	(3)	42	—	—	—	—
Fair value remeasurements	122	34	—	1	—	—	—	157	—	157
Retranslation to actual exchange rates	(12)	(144)	(83)	(14)	(211)	—	—	(464)	3	(461)
Hyperinflation	—	31	—	—	—	—	—	31	—	31
Operating profit/(loss) before exceptional items	3,222	1,312	1,104	783	289	—	—	6,710	(397)	6,313
Exceptional operating items(2)	(118)	(12)	(581)	—	(55)	—	—	(766)	—	(766)
Operating profit/(loss)	3,104	1,300	523	783	234	—	—	5,944	(397)	5,547
Non-operating items										364
Net finance charges										(712)
Share of after tax results of associates and joint ventures										443
Profit before taxation										5,642

	North America	Europe	Asia Pacific	Latin America and Caribbean	Africa	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million	re- presented $ million
2022
Sales	8,888	7,531	7,481	2,585	3,196	2,672	(2,672)	29,681	70	29,751
Net sales
At budgeted exchange rates(1)	8,037	4,398	3,887	2,007	2,292	2,829	(2,720)	20,730	74	20,804
Acquisitions and disposals	46	32	—	4	20	—	—	102	—	102
SC&P allocation	13	63	13	16	4	(109)	—	—	—	—
Retranslation to actual exchange rates	10	(510)	(63)	—	(78)	(48)	48	(641)	(4)	(645)
Hyperinflation	—	255	—	—	—	—	—	255	—	255
Net sales	8,106	4,238	3,837	2,027	2,238	2,672	(2,672)	20,446	70	20,516
Operating profit/(loss)
At budgeted exchange rates(1)	3,224	1,464	948	715	466	(31)	—	6,786	(343)	6,443
Acquisitions and disposals	(37)	14	—	—	(13)	—	—	(36)	—	(36)
SC&P allocation	(3)	(23)	(1)	(3)	(1)	31	—	—	—	—
Fair value remeasurements	43	48	—	(10)	—	—	—	81	—	81
Retranslation to actual exchange rates	41	(172)	—	10	(33)	—	—	(154)	26	(128)
Hyperinflation	—	14	—	—	—	—	—	14	—	14
Operating profit/(loss) before exceptional items	3,268	1,345	947	712	419	—	—	6,691	(317)	6,374
Exceptional operating items(2)	(1)	(184)	(292)	—	—	—	—	(477)	—	(477)
Operating profit/(loss)	3,267	1,161	655	712	419	—	—	6,214	(317)	5,897
Non-operating items										(88)
Net finance charges										(556)
Share of after tax results of associates and joint ventures										555
Profit before taxation										5,808
(1)These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(2)For definition and details of exceptional items, see pages 246-250.
(i)The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the other operating segments, inter-segmental sales are not material.
(ii)The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(iii)Approximately 38% of annual net sales occurred in the last four months of calendar year 2023.
Schedule of other segmental information	(b) Other segmental information

	North America $ million	Europe $ million	Asia Pacific $ million	Latin America and Caribbean $ million	Africa $ million	SC&P $ million	Corporate and other $ million	Total $ million
2024
Purchase of property, plant and equipment and computer software	305	338	154	6	83	612	12	1,510
Depreciation and intangible asset amortisation	(122)	(166)	(83)	(13)	(88)	(192)	(13)	(677)
Underlying impairment	—	—	—	(1)	—	—	—	(1)
Exceptional impairment of tangible assets	(33)	(5)	(8)	—	—	—	—	(46)
Exceptional impairment of intangible assets	(54)	(96)	379	—	—	—	—	229
2023 (re-presented)
Purchase of property, plant and equipment and computer software	236	252	198	146	152	427	6	1,417
Depreciation and intangible asset amortisation	(114)	(118)	(75)	(22)	(95)	(161)	(12)	(597)
Exceptional impairment of tangible assets	(63)	3	(27)	—	—	—	—	(87)
Exceptional impairment of intangible assets	(36)	(31)	(546)	—	—	—	—	(613)
2022 (re-presented)
Purchase of property, plant and equipment and computer software	306	247	194	170	184	341	15	1,457
Depreciation and intangible asset amortisation	(107)	(121)	(124)	(21)	(106)	(157)	(15)	(651)
Exceptional impairment of tangible assets	—	(4)	—	—	—	—	—	(4)
Exceptional impairment of intangible assets	—	(119)	(290)	—	—	—	—	(409)

Disclosure Of Category And Geographical Analysis Explanatory1	(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits $ million	Beer $ million	Ready to drink $ million	Other $ million	Total $ million	United States $ million	India $ million	Great Britain $ million	Rest of World $ million	Total $ million
2024
Sales(1)	22,406	4,107	949	429	27,891	8,041	3,247	2,849	13,754	27,891
Non-current assets(2), (3)						7,642	2,207	3,969	14,868	28,686
2023 (re-presented)
Sales(1)	22,855	4,026	1,079	310	28,270	8,366	3,301	2,565	14,038	28,270
Non-current assets(2), (3)						7,328	2,265	3,665	14,118	27,376
2022 (re-presented)
Sales(1)	24,059	4,160	1,172	360	29,751	8,415	4,282	2,848	14,206	29,751
Non-current assets(2), (3)						7,137	2,899	2,920	13,143	26,099
(1)The geographical analysis of sales is based on the location of third-party customers.
(2)The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(3)The management information provided to the chief operating decision-maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.